Other Receivables Short Term (Schedule of other receivables short term) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other current receivables [abstract]
Government authorities	$ 141	$ 73
Contract asset related to BARDA	347	0
Prepaid expenses and other	439	389
Other Receivables- Short Term	$ 927	$ 462